Income Taxes (Narrative) (Details)	12 Months Ended
Jun. 30, 2015 USD ($)
Accrued penalties and interest	$ 0
Federal
Operating Loss Carryforwards	$ 10,921,582
Operating loss carryforwards, expiration dates	Jun. 30, 2030
Research Tax Credit Carryforwards	$ 123,965
Research Tax Credit Carryforwards, Expiration Dates	Jun. 30, 2030
Undistributed Earnings of Foreign Subsidiaries	$ 3,115,000
State
Operating Loss Carryforwards	$ 6,130,593
Operating loss carryforwards, expiration dates	Jun. 30, 2030
Research Tax Credit Carryforwards	$ 25,089